Note 11 - Revenue Recognition (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2024	2023
United States	$52,352,338	$59,062,858
Outside the United States	14,321,761	13,110,894
Total net sales	$66,674,099	$72,173,752